6. Promissory Note Receivable (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Promissory Note Receivable #1
Debt Instrument, Description	promissory note agreement
Debt Instrument, Face Amount	$ 3,216,274
Long-term Debt	$ 3,216,274	$ 0
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Feb. 28, 2021
Promissory Note Receivable #2
Debt Instrument, Description	two promissory notes
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Aug. 31, 2021
Debt Instrument, Issuance Date	Aug. 23, 2019
Promissory Note Receivable #3
Debt Instrument, Description	definitive Membership Interest Purchase Agreement
Debt Instrument, Issuance Date	Sep. 26, 2019